Additional financial information	12 Months Ended
Dec. 31, 2020
Additional financial information
Additional financial information

20.   Additional financial information

(a)    Statements of income and other comprehensive income

We have two customers which account for more than 10% of our operating revenues for the years ended December 31, 2020, 2019 and 2018. In the years ended December 31, 2020, 2019 and 2018, TELUS Corporation and its affiliates accounted for 20%,  26%, and 24%, respectively, of our operating revenue. One arm’s-length party accounted for approximately 16%,  12%, and 14% of our operating revenues for the years ended December 31, 2020, 2019 and 2018, respectively.

(b)    Statements of financial position

As at December 31 (millions)	Note	2020	2019
Accounts receivable
Customer accounts receivable	4(b)	$162.8	$109.8
Accrued receivables-customer		125.2	57.0
Allowance for doubtful accounts	4(b)	(5.2)	(1.8)
		282.8	165.0
Accrued receivables-current		20.5	11.6
		$303.3	$176.6
Other long-term assets
Accrued receivables-non-current		$31.7	$25.8
Deferred expenses		2.0	1.0
		$33.7	$26.8
Accounts payable and accrued liabilities
Accrued liabilities		$63.9	$34.7
Payroll and other employee-related liabilities		102.5	58.3
Restricted share units liability		12.5	9.5
		178.9	102.5
Trade accounts payable		18.8	20.3
Other		57.0	29.4
		$254.7	$152.2

(c)    Statements of cash flows—operating activities and investing activities

Years Ended December 31 (millions)	Note	2020	2019	2018
Net change in non-cash operating working capital
Accounts receivable		$(29.4)	$(38.0)	$(33.1)
Due to and from affiliated companies, net		(13.9)	(3.1)	8.8
Prepaid expenses		8.4	(4.0)	1.1
Other long-term assets		(3.0)	(11.1)	(0.6)
Accounts payable and accrued liabilities		28.8	25.0	3.7
Income and other taxes receivable and payable, net		4.2	0.4	(3.4)
Advance billings and customer deposits		2.9	(9.5)	9.6
Provisions		7.8	11.9	—
Other long-term liabilities		(4.7)	0.2	—
		$1.1	$(28.2)	$(13.9)
Cash payments for capital assets
Capital asset additions
Capital expenditures
Property, plant and equipment	12	$(89.7)	$(126.2)	$(42.3)
Intangible assets	13	(11.4)	(4.8)	(8.2)
		(101.1)	(131.0)	(50.5)
Additions arising from leases	12	27.5	68.2	—
Change in associated non-cash investing working capital		14.4	10.1	3.0
		$(59.2)	$(52.7)	$(47.5)

(d)    Changes in liabilities arising from financing activities

		Statements of cash flows		Non-cash changes
			Redemptions,	Foreign
(millions)	Beginning	Issued or	repayments or	exchange		End of
Year Ended December 31, 2020	of year	received	payments	movement	Other	year
Long-term debt
TELUS International (Cda) Inc. credit facility	$335.5	$1,854.0	$(621.5)	$—	$—	$1,568.0
Other	—	—	(138.9)	—	138.9	—
Lease liabilities	188.7	—	(58.6)	12.0	66.5	208.6
Deferred debt transaction costs	(3.7)	—	—	—	(7.2)	(10.9)
	$520.5	$1,854.0	$(819.0)	$12.0	$198.2	$1,765.7

Short-term borrowings	$—	$22.0	$(22.0)	$—	$—	$—

		IFRS 16,				Non-cash
		Leases		Statements of cash flows		changes
	As	transitional			Redemptions,
(millions)	previously	amount	As	Issued or	repayments		End of
Year Ended December 31, 2019	reported	(Note 2(a))	adjusted	received	or payments	Other	year
Long-term debt
TELUS International (Cda) Inc. credit facility	$312.5	$—	$312.5	$72.0	$(49.0)	$—	$335.5
Lease liabilities	0.4	154.3	154.7	—	(47.0)	81.0	188.7
Deferred debt transaction costs	(4.9)	—	(4.9)	—	—	1.2	(3.7)
	$308.0	$154.3	$462.3	$72.0	$(96.0)	$82.2	$520.5
Short-term borrowings	$—	$—	$—	$0.6	$(0.6)	$—	$—

		Statements of cash flows		Non-cash
			Redemptions,	changes
(millions)	Beginning	Issued or	repayments or		End of
Year Ended December 31, 2018	of year	received	payments	Other	year
Long-term debt
TELUS International (Cda) Inc. credit facility	$275.6	$75.0	$(38.1)	$—	$312.5
Deferred debt transaction costs	(6.1)	—	(0.5)	1.7	(4.9)
Voxpro Limited long‑term debt	0.8	—	—	(0.4)	0.4
	270.3	75.0	(38.6)	1.3	308.0
Short-term borrowings
Xavient promissory note	$—	$10.0	$(10.0)	$—	$—
Additions from acquisition	—	—	(4.6)	4.6	—
	$—	$10.0	$(14.6)	$4.6	$—
Intercompany advances
Received from TELUS Corporation	$26.2	$—	$—	$(26.2)	$—